Financial Risk Management Objectives and Policies - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Assets	$ 17,141	$ 16,799
Liabilities	5,158	5,975
Cash equivalents
Disclosure of fair value measurement of assets [line items]
Assets	1,331	1,174
Cash equivalents | Quoted Prices Identical Assets / Liabilities (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	1,331	1,174
Cash equivalents | Significant Other Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Cash equivalents | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Investments in equity securities
Disclosure of fair value measurement of assets [line items]
Assets	101	25
Investments in equity securities | Quoted Prices Identical Assets / Liabilities (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Investments in equity securities | Significant Other Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Investments in equity securities | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	101	25
Investments in marketable securities
Disclosure of fair value measurement of assets [line items]
Assets	2,181	2,033
Investments in marketable securities | Quoted Prices Identical Assets / Liabilities (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	565	537
Investments in marketable securities | Significant Other Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	1,616	1,496
Investments in marketable securities | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Derivatives
Disclosure of fair value measurement of assets [line items]
Assets	161	68
Liabilities	37	62
Derivatives | Quoted Prices Identical Assets / Liabilities (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities	0	0
Derivatives | Significant Other Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	161	68
Liabilities	37	62
Derivatives | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities	$ 0	$ 0